Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Leases [Abstract]
Minimum operating lease payments recognised as expense		¥ 36,933	¥ 35,109
Additions to right-of-use assets	¥ 31,000
Lease liabilities, not yet commenced	¥ 7,712